Tangible Assets	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Tangible assets
13. Tangible assets
Property, plant and equipment as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Depreciation	Impairments	Others (*)	Ending
Lands	5,449,778	—	—	—	—	(137,200)	5,312,578
Buildings	3,214,244	—	—	(122,017)	—	(82,036)	3,010,192
Structures	9,974	—	—	(596)	—	(258)	9,121
Machineries	2,085,058	173,609	—	(316,424)	(19,004)	(53,326)	1,869,913
Vehicles	16,111	—	(1)	(3,612)	—	(439)	12,059
Tools	12,786	—	—	(12,373)	—	(181)	232
Furniture	67,591	17,606	—	(37,222)	—	(3,109)	44,867
Facilities	64,781	—	—	(19,751)	—	(1,812)	43,218
ROU assets	134,847	298,077	(1,589)	(244,122)	—	(2,915)	184,298

Total	11,055,170	489,292	(1,590)	(756,117)	(19,004)	(281,273)	10,486,478

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Acquisition	Addition from acquisition	Depreciation	Disposal	Others (*)	Ending
Lands	4,543,328	3,233,219	—	—	(2,090,933)	(235,836)	5,449,778
Buildings	7,343,309	2,152,654	—	(234,555)	(5,535,877)	(511,287)	3,214,244
Structures	448,653	—	—	(11,520)	(391,586)	(35,573)	9,974
Machineries	2,972,429	1,179,928	—	(643,617)	(1,234,535)	(189,147)	2,085,058
Vehicles	2,328	18,262	—	(4,667)	—	188	16,111
Tools	20,874	—	23,268	(15,195)	(1)	(16,160)	12,786
Furniture	45,287	21,672	116,985	(25,217)	—	(91,136)	67,591
Facilities	273,904	—	—	(187,572)	(1,198)	(20,353)	64,781
ROU assets	359,543	24,525	—	(223,981)	—	(25,240)	134,847

Total	16,009,655	6,630,260	140,253	(1,346,324)	(9,254,130)	(1,124,544)	11,055,170

(*)	Others are due to differences in foreign currency translations associated with overseas subsidiaries.